Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Net income/(loss) attributable to continuing and discontinued operations
The following table reflects the net income/(loss) attributable to NRG Energy, Inc. after removing the net loss attributable to the noncontrolling interest and redeemable noncontrolling interest:

	Year Ended December 31,
(In millions)	2019	2018	2017
Income/(loss) from continuing operations, net of income tax	$4,117	$465	$(977)
Income/(loss) from discontinued operations, net of income tax	321	(197)	(1,176)
Net income/(loss) attributable to NRG Energy, Inc. stockholders	$4,438	$268	$(2,153)

Reconciliation of cash, cash equivalents, and restricted cash and cash equivalents
The following table provides a reconciliation of cash and cash equivalents, restricted cash and funds deposited by counterparties reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the statements of cash flows.

	Year Ended December 31,
(In millions)	2019	2018	2017
Cash and cash equivalents	$345	$563	$770
Funds deposited by counterparties	32	33	37
Restricted cash	8	17	279
Cash and cash equivalents, funds deposited by counterparties and restricted cash shown in the statements of cash flows	$385	$613	$1,086
Detail of supplemental disclosures of cash flow and non-cash investing and financing information was:

	Year Ended December 31,
(In millions)	2019	2018	2017
Interest paid, net of amount capitalized	$372	$436	$543
Income taxes paid, net of refunds	8	9	9
Non-cash investing activities:
Additions to fixed assets for accrued capital expenditures	1	20	19

Changes in redeemable noncontrolling interest	The following table reflects the changes in the Company's redeemable noncontrolling interest balance for the years ended December 31, 2019, 2018, and 2017.

(In millions)
Balance as of December 31, 2016	$46
Distributions to redeemable noncontrolling interest	(2)
Contributions from redeemable noncontrolling interest	99
Non-cash adjustments to redeemable noncontrolling interest	7
Comprehensive loss attributable to redeemable noncontrolling interest	(72)
Balance as of December 31, 2017	78
Distributions to redeemable noncontrolling interest	(3)
Contributions from redeemable noncontrolling interest	26
Non-cash adjustments to redeemable noncontrolling interest	(8)
Net income attributable to redeemable noncontrolling interest - continuing operations	1
Net loss attributable to redeemable noncontrolling interest - discontinued operations	(27)
Sale of NRG Yield and the Renewables Platform (a)	(48)
Balance as of December 31, 2018	19
Distributions to redeemable noncontrolling interest	(2)
Net income attributable to redeemable noncontrolling interest - continuing operations	3
Balance as of December 31, 2019	$20
(a) See Note 4, Acquisitions, Discontinued Operations and Dispositions, for further information regarding the sale of NRG Yield and its Renewables Platform